Commitments and Contingencies (Details)	6 Months Ended
Jun. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 59,260
Weighted Average Remaining Lease Term - Operating leases	1 year 4 months 28 days
Weighted Average Discount Rate - Operating leases	5.225%